POST BALANCE SHEET EVENTS (Narrative) (Details)	Jun. 30, 2022 $ / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Additional shares authorised | shares	600,000,000
Shares value per share | $ / shares	$ 0.0109